Stock Incentive and Employee Benefit Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Stock Incentive and Employee Benefit Plan
10. Stock Incentive and Employee Benefit Plan
2017 Scilex Pharmaceuticals Inc. Equity Incentive Plan
In June 2017, the Board adopted the Scilex Pharmaceuticals Inc. Equity Incentive Plan (the “Scilex Pharma 2017 Plan”). In connection with the corporate reorganization in March 2019, the Scilex Pharma 2017 Plan was terminated. Accordingly, after such time, no additional awards were granted under the Scilex Pharma 2017 Plan. However, the 2017 Stock Option Plan will continue to govern outstanding awards granted thereunder.
Scilex Holding Company 2019 Stock Option Plan
In May 2019, the Board adopted the Scilex Holding Company 2019 Stock Option Plan (the “2019 Stock Option Plan”), which subsequently was amended in December 2020. The 2019 Stock Option Plan was terminated at the closing of the Scilex Business Combination, and no further awards have been granted under the 2019 Stock Option Plan thereafter. However, the 2019 Stock Option Plan will continue to govern outstanding awards granted thereunder.
Scilex Holding Company 2022 Equity Incentive Plan
In October 2022, the Board adopted the Scilex Holding Company 2022 Equity Incentive Plan (the “Equity Incentive Plan”). As of September 30, 2025,
a

total of 725,397
shares of Common Stock were available and have been reserved for future issuance under the Equity Incentive Plan.
Scilex Holding Company 2023 Inducement Plan
On January 17, 2023, the compensation committee of the Board adopted the Scilex Holding Company 2023 Inducement Plan (the “Inducement Plan”). The Inducement Plan provides for the grant of equity-based awards in the form of non-statutory
stock options, stock appreciation rights, restricted stock, restricted stock units, and other awards solely to prospective employees of the Company or an affiliate of the Company provided that certain criteria are met. The initial maximum number of shares available for grant under the Inducement Plan is 40,000 shares of Common Stock (subject to adjustment for recapitalizations, stock splits, reorganizations and similar transactions). No awards were granted under the Inducement Plan during the nine months ended September 30, 2025 and 2024.
As of September 30, 2025, options to purchase
 1,000,626 shares of Common Stock were outstanding under all equity incentive plans.

The following table summarizes stock option activity during the nine months ended September 30, 2025 (in thousands, except for per share amounts and contractual life):

	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life, in years	Aggregate Intrinsic Value
Outstanding as of December 31, 2024	1,028	$138.23	6.4	$—
Granted	3	$15.99
Forfeited/Cancelled	(30)	$95.21

Outstanding as of September 30, 2025	1,001	$139.20	5.6	$65
Vested and expected to vest as of September 30, 2025	1,001	$139.20	5.6	$65

Exercisable as of September 30, 2025	812	$124.95	5.1	$51

Intrinsic value is calculated as the difference between the exercise price of the underlying options and the fair value of the Common Stock for the options that had exercise prices that were lower than the per share fair value of the Common Stock as of the measurement date of the intrinsic value. The weighted-average grant date fair value per share of stock options were granted during the nine months ended September 30, 2025 was $12.94 per share. No options were exercised during the nine months ended September 30, 2025. The maximum term of options granted under each of the equity incentive plans is ten years.
Total stock-based compensation recorded within operating expenses was $3.3 million and $3.7 million for the three months ended September 30, 2025 and 2024, respectively and $9.8 million and $10.9 million for the nine months ended September 30, 2025 and 2024, respectively.
The total unrecognized compensation costs related to unvested employee and non-employee
stock option grants as of

September 30
, 2025 were $17.2 million, which the Company expects to recognize over a weighted-average period of approximately 1.6 years.
Scilex Holding Company 2022 Employee Stock Purchase Plan
In October 2022, the Board adopted the Scilex Holding Company 2022 Employee Stock Purchase Plan (the “ESPP”). The purchase price of the Common Stock is equal to 85% of the lesser of the market value of such shares at the beginning of an offering period or the date of purchase. As of
September 30
, 2025, the total number of shares of Common Stock that may be issued under the ESPP shall not exceed 170,573, which was increased from 127,902 shares as a result of automatic annual increase on January 1, 2025.
Total stock-based compensation recorded as operating expense for the ESPP was $7.8 thousand and $84.6 thousand for the three and nine months ended September 30, 2025, respectively and $74.2 thousand and $0.2 million for the three and nine months ended September 30, 2024, respectively.
As of September 30, 2025, there were 4,072 shares of Common Stock issued under the ESPP.
Valuation Assumptions
The Company calculates the fair value of stock options granted to employees and nonemployees and shares issued under ESPP using the Black-Scholes option pricing method. The Black-Scholes option pricing method requires the use of subjective assumptions.

The following assumptions were used in the Black-Scholes option pricing model to estimate stock-based compensation on the date of grant for stock options:

Nine Months Ended September 30, 2025
Stock options:
Expected dividend yield	0.00%
Expected volatility	98.45%
Risk-free interest rate	4.01%
Term of options (in years)	6.25
Employee stock purchase plan:
Expected dividend yield	0.00%
Expected volatility	112.87%
Risk-free interest rate	4.31%
Expected life (in years)	0.49
Semnur 2024 Stock Option Plan
Concurrent with the signing of the Semnur Business Combination Agreement, the Board, the Company (as the sole stockholder of Semnur) and the board of directors of Semnur approved the 2024 Stock Option Plan (the “Semnur 2024 Plan”). Under the Semnur 2024 Plan, 40,000,000
shares of Semnur Common Stock were reserved for future issuance and Nonstatutory Stock Options (“NSOs”) to purchase the same amount of Semnur Common Stock were granted to certain executive officers of Semnur. The NSOs were granted on August 30, 2024 and expire on August 30, 2034. No expense was recorded in connection with the NSOs as of September 30, 2025, as until the date on which all payments and all obligations under the Oramed Note have been paid in full in cash, such options will not be or become exercisable, eligible for exchange, redemption or repurchase, eligible to participate in any dividends or distributions or have any voting rights in respect of the Company or any of its current or future subsidiaries of the Company.
Employee Benefit Plan
The Company maintains a defined contribution 401(k) plan available to eligible employees. Employee contributions are voluntary and are determined on an individual basis, limited to the maximum amount allowable under federal tax regulations. The Company made matching contributions to the 401(k) plan totaling $0.1 million for each of the three months ended September 30, 2025 and 2024, and $0.4 million and $0.5 million for each of the nine months ended September 30, 2025 and 2024.
Retainer Shares
On February 13, 2023, the Company entered into a Stock Issuance Agreement (the “2023 SIA”) with a law firm for the provision of legal services to the Company. Under the 2023 SIA, the Company issued 114,286 shares of Common Stock to the law firm. On July 1, 2024, the Company entered into another Stock Issuance Agreement (the “2024 SIA”) with the same law firm for the provision of legal services to the Company. Under the 2024 SIA, the Company issued 285,714 shares of Common Stock to the same law firm.
On July 22, 2025, Legacy Semnur entered into a stock issuance agreement with the law firm named therein pursuant to which the law firm was issued 10,000,000 shares of Legacy Semnur common stock as a retainer for legal services and payment for prior services. Upon the closing of the Semnur Business Combination, the shares were exchanged for 12,500,000 shares (i.e., the then-existing 10,000,000 shares of Legacy common stock multiplied by the Exchange ratio) of Common Stock.
All such shares are held by the law firm as collateral for current and future outstanding legal fees due from the Company (the “Retainer Shares”). At the option of the law firm, the Retainer Shares may be sold and the net proceeds may be applied against the outstanding legal fees. The Retainer Shares not applied against the outstanding legal fees due will be returned to the Company. As of September 30, 2025, it was not probable that any of the Retainer Shares would be applied against any outstanding legal fees.

10. Stock Incentive and E
mploye
e Benefit Plan
2017 Scilex Pharmaceuticals Inc. Equity Incentive Plan
In June 2017, the Board of Directors of the Company adopted the Scilex Pharmaceuticals Inc. Equity Incentive Plan (the “Scilex Pharma 2017 Plan”). In connection with the corporate reorganization in March 2019, the Scilex Pharma 2017 Plan was terminated. Accordingly, after such time, no additional awards were granted under the Scilex Pharma 2017 Plan.
Scilex Holding Company 2019 Stock Option Plan
In May 2019, the Board of Directors of the Company adopted the Scilex Holding Company 2019 Stock Option Plan (the “2019 Stock Option Plan”), which subsequently was amended in December 2020. The 2019 Stock Option Plan was terminated at the closing of the Business Combination,
and
no further awards have been granted under the 2019 Stock Option Plan thereafter. However, the 2019 Stock Option Plan will continue to govern outstanding awards granted thereunder.
Scilex Holding Company 2022 Equity Incentive Plan
In October 2022, the Board of Directors of the Company adopted the Scilex Holding Company 2022 Equity Incentive Plan (the “Equity Incentive Plan”). As of December 31, 2024, a total of 575,220 shares of Common Stock were available and have been reserved for future issuance under the Equity Incentive Plan, which number of shares accounts for the automatic annual increase on January 1, 2024 pursuant to the Equity Incentive Plan.
Scilex Holding Company 2023 Inducement Plan
On January 17, 2023, the compensation committee of the Board of Directors of the Company adopted the Scilex Holding Company 2023 Inducement Plan (the “Inducement Plan”). The Inducement Plan provides for the grant of equity-based awards in the form of non-statutory
stock options, stock appreciation rights, restricted stock, restricted stock units, and other awards solely to prospective employees of the Company or an affiliate of the Company, provided that certain criteria are met. The initial maximum number of shares available for grant under the Inducement Plan is 40,000 shares of Common Stock (subject to adjustment for recapitalizations, stock splits, reorganizations and similar transactions). No awards were granted under the Inducement Plan during the years ended December 31, 2024 and 2023.
As of December 31, 2024, options to purchase 1,027,977 shares of Common Stock were outstanding under all equity incentive plans.

The following table summarizes stock option activity during the year ended December 31, 2024 (shares in thousands):

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life, in years	Aggregate Intrinsic Value
Outstanding as of December 31, 2023	946	$153.15	7.5	$7,459
Granted	129	$33.21
Exercised	(4)	$51.67
Forfeited/Cancelled	(43)	$160.56

Outstanding as of December 31, 2024	1,028	$138.23	6.43	$—
Vested and expected to vest as of December 31, 2024	1,028	$138.23	6.43	$—

Exercisable as of December 31, 2024	727	$113.01	5.5	$—

Intrinsic value is calculated as the difference between the exercise price of the underlying options and the fair value of the Common Stock for the options that had exercise prices that were lower than the per share fair value of the Common Stock as of the measurement date of the intrinsic value. The weighted-average grant date fair value per share of stock options granted during the years ended December 31, 2024 and 2023 was $
23.49
and $
113.00
per share, respectively. The total intrinsic values of options exercised during the years ended December 31, 2024 and 2023 were $
47.3
 thousand and $
1.1
 million, respectively. The maximum term of options granted under each of the equity incentive plans is ten years.
Total stock-based compensation recorded within operating expenses was $15.7 million and $14.6 million for the years ended December 31, 2024 and 2023, respectively.
The total unrecognized compensation costs related to unvested employee and non-employee
stock option grants as of December 31, 2024 were $27.8 million, which the Company expects to recognize over a weighted-average period of approximately 2.3 years.
Scilex Holding Company 2022 Employee Stock Purchase Plan
In October 2022, the Board of Directors of the Company adopted the Scilex Holding Company 2022 Employee Stock Purchase Plan (the “ESPP”). The purchase price of the Common Stock is equal to 85% of the lesser of the market value of such shares at the beginning of an offering period or the date of purchase. As of December 31, 2024, the total number of shares of Common Stock that may be issued under the ESPP shall not exceed

127,902
, which was increased from
82,164
shares as a result of automatic annual increase on January 1, 2024.
Total stock-based compensation recorded as operating expense for the ESPP was $242.8 thousand and $21.0 thousand for the years ended December 31, 2024 and 2023, respectively.
There were 9,551 and nil shares of Common Stock issued under the ESPP during the years ended December 31, 2024 and 2023, respectively.
Valuation Assumptions
The Company calculates the fair value of stock options and ESPP awards granted to employees and nonemployees using the Black-Scholes option-pricing method. The Black-Scholes option-pricing method requires the use of subjective assumptions.

The following assumptions were used in the Black-Scholes options pricing model to estimate stock-based compensation on the date of grant for stock options and ESPP:

Year Ended December 31, 2024
Stock options:
Expected dividend yield	0.00%
Expected volatility	72.00% - 119.08%
Risk-free interest rate	3.79% - 4.71%
Term of options (in years)	3.0 - 6.3
Employee stock purchase plan:
Expected dividend yield	0.00%
Expected volatility	129.30%
Risk-free interest rate	5.39%
Expected life (in years)	0.50
Semnur 2024 Stock Option Plan
Concurrent with the signing of the Semnur Business Combination Agreement, the Board, the Company (as the sole stockholder of Semnur) and the board of directors of Semnur approved the 2024 Stock Option Plan (“Semnur 2024 Plan”). Under the Semnur 2024 Plan, 40,000,000 shares of Semnur Common Stock were reserved for future issuance and nonstatutory stock options (“NSOs”) to purchase the same amount of Semnur Common Stock were granted to certain executive officers of Semnur. The NSOs were granted on August 30, 2024 and expire on August 30, 2034. No expense was recorded in connection with the NSOs as of December 31, 2024, as until the date on which all payments and all obligations under the Oramed Note have been paid in full in cash, such options will not be or become exercisable, eligible for exchange, redemption or repurchase, eligible to participate in any dividends or distributions or have any voting rights in respect of the Company or any of its current or future subsidiaries of the Company, and following the closing of the transactions contemplated by the Semnur Business Combination Agreement, the Company, Denali or any of their respective current and future subsidiaries, successors and assigns.
Employee Benefit Plan
The Company maintains a defined contribution 401(k) plan available to eligible employees. Employee contributions are voluntary and are determined on an individual basis, limited to the maximum amount allowable under federal tax regulations. The Company made matching contributions to the 401(k) plan totaling $0.6 million and $0.5 million for the years ended December 31, 2024 and 2023, respectively.
Retainer Shares
On February 13, 2023, the Company entered into a Stock Issuance Agreement (the “2023 SIA”) with a law firm for the provision of legal services to the Company. Under the 2023 SIA, the Company issued 114,286 shares of Common Stock to the law firm. On July 1, 2024, the Company entered into another Stock Issuance Agreement (the “2024 SIA”) with the same law firm for the provision of legal services to the Company. Under the 2024 SIA, the Company issued 285,714 shares of Common Stock to the same law firm. All such shares are held by the law firm as collateral for current and future outstanding legal fees due from the Company (the “Retainer Shares”). At the option of the law firm, the Retainer Shares may be sold and the net proceeds may be applied against the outstanding legal fees. The Retainer Shares not applied against the outstanding legal fees due will be returned to the Company. As of December 31, 2024, it was not probable that any of the Retainer Shares would be applied against any outstanding legal fees.